UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Preferred and Equity Advantage Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Preferred and Equity Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Aerospace & Defense -	General Dynamics Corp.	2,800	$249,592
0.4%	Honeywell International, Inc.	6,000	305,040
	Lockheed Martin Corp.	13,500	1,408,455
	Northrop Grumman Corp.	18,200	1,226,498
			3,189,585
Air Freight &	United Parcel Service, Inc. Class B	44,100	2,781,828
Logistics - 0.3%
Auto Components - 0.0%	Johnson Controls, Inc.	12,200	367,952

Automobiles - 0.1%	General Motors Corp.	53,400	591,138
Beverages - 0.5%	The Coca-Cola Co.	55,300	2,847,950
	PepsiCo, Inc.	17,800	1,184,768
			4,032,718
Biotechnology - 0.5%	Amgen, Inc. (a)	22,500	1,409,175
	Biogen Idec, Inc. (a)	8,200	572,032
	Celgene Corp. (a)	7,400	558,626
	Genzyme Corp. (a)	5,400	413,910
	Gilead Sciences, Inc. (a)	23,200	1,252,336
			4,206,079
Capital Markets - 0.3%	The Goldman Sachs Group, Inc.	12,560	2,311,542
	Lehman Brothers Holdings, Inc.	8,900	154,326
	Morgan Stanley	9,700	382,956
			2,848,824
Chemicals - 0.4%	Air Products & Chemicals, Inc.	3,200	304,672
	The Dow Chemical Co.	33,400	1,112,554
	E.I. du Pont de Nemours & Co.	32,800	1,436,968
	PPG Industries, Inc.	9,100	551,824
			3,406,018
Commercial Banks - 0.9%	Regions Financial Corp.	71,900	681,612
	SunTrust Banks, Inc.	38,200	1,568,492
	U.S. Bancorp	83,400	2,552,874
	Wachovia Corp.	33,900	585,453
	Wells Fargo & Co.	64,200	1,943,334
			7,331,765
Commercial Services &	Waste Management, Inc.	44,200	1,570,868
Supplies - 0.2%
Communications	Ciena Corp. (a)	11,500	237,705
Equipment - 0.8%	Cisco Systems, Inc. (a)	87,800	1,930,722
	Corning, Inc.	28,500	570,285
	Motorola, Inc.	128,100	1,106,784
	QUALCOMM, Inc.	48,200	2,667,388
			6,512,884
Computers &	Apple, Inc. (a)	24,600	3,910,170
Peripherals - 1.0%	Dell, Inc. (a)	43,600	1,071,252
	EMC Corp. (a)	36,900	553,869
	Hewlett-Packard Co.	24,400	1,093,120

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
	International Business Machines Corp.	14,100	$1,804,518
	SanDisk Corp. (a)	23,600	332,760
			8,765,689
Consumer Finance -	Discover Financial Services, Inc.	14,850	217,553
0.0%
Diversified Financial	Bank of America Corp.	89,300	2,937,970
Services - 1.0%	CME Group, Inc.	2,651	954,705
	Citigroup, Inc.	40,600	758,814
	IntercontinentalExchange, Inc. (a)	9,500	948,100
	JPMorgan Chase & Co.	71,300	2,896,919
			8,496,508
Diversified	AT&T Inc.	105,387	3,246,973
Telecommunication	Embarq Corp.	10,300	471,431
Services - 0.8%	Verizon Communications, Inc.	52,800	1,797,312
	Windstream Corp.	83,800	998,896
			6,514,612
Electric Utilities -	American Electric Power Co., Inc.	7,100	280,450
0.1%	FPL Group, Inc.	5,500	354,915
	FirstEnergy Corp.	4,500	330,975
			966,340
Electrical Equipment -	Emerson Electric Co.	29,300	1,426,910
0.3%	Rockwell Automation, Inc.	18,100	805,631
			2,232,541
Electronic Equipment &	Tyco Electronics Ltd.	17,100	566,694
Instruments - 0.1%
Energy Equipment &	Baker Hughes, Inc.	5,600	464,296
Services - 0.8%	National Oilwell Varco, Inc. (a)	23,400	1,839,942
	Schlumberger Ltd.	9,800	995,680
	Smith International, Inc.	23,518	1,749,269
	Transocean, Inc.	10,263	1,396,076
			6,445,263
Food & Staples	SYSCO Corp.	68,300	1,936,988
Retailing - 0.8%	Wal-Mart Stores, Inc.	70,800	4,150,296
	Walgreen Co.	20,900	717,706
			6,804,990
Food Products - 0.2%	Kraft Foods, Inc.	30,046	956,064
	Sara Lee Corp.	73,900	1,009,474
			1,965,538
Health Care	Baxter International, Inc.	6,300	432,243
Equipment &	Becton Dickinson & Co.	13,100	1,112,321
Supplies - 0.4%	Boston Scientific Corp. (a)	19,400	230,666
	Covidien Ltd.	17,100	842,004
	Zimmer Holdings, Inc. (a)	7,400	509,934
			3,127,168
Health Care Providers &	Aetna, Inc.	7,800	319,878
Services - 0.4%	Express Scripts, Inc. (a)	12,900	909,966
	Medco Health Solutions, Inc. (a)	14,200	704,036

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
	UnitedHealth Group, Inc.	25,000	$702,000
	WellPoint, Inc. (a)	14,600	765,770
			3,401,650
Hotels, Restaurants &	Carnival Corp.	18,900	698,166
Leisure - 0.4%	McDonald's Corp.	48,800	2,917,752
			3,615,918
Household Durables -	Fortune Brands, Inc.	12,300	704,913
0.4%	The Stanley Works	33,900	1,507,872
	Whirlpool Corp.	16,700	1,264,190
			3,476,975
Household Products -	The Procter & Gamble Co.	57,200	3,745,456
0.4%
IT Services - 0.1%	Automatic Data Processing, Inc.	22,000	939,620
	Cognizant Technology Solutions Corp. (a)	10,900	305,963
			1,245,583
Industrial	3M Co.	35,100	2,470,689
Conglomerates - 1.1%	General Electric Co.	229,300	6,486,897
	Textron, Inc.	7,400	321,678
			9,279,264
Insurance - 0.7%	The Allstate Corp.	12,300	568,506
	American International Group, Inc. (b)	19,100	497,555
	Hartford Financial Services Group, Inc.	11,300	716,307
	Lincoln National Corp.	23,900	1,140,030
	Marsh & McLennan Cos., Inc.	42,500	1,200,625
	The Travelers Cos., Inc.	46,800	2,064,816
			6,187,839
Internet & Catalog	Amazon.com, Inc. (a)	12,000	916,080
Retail - 0.1%
Internet Software &	eBay, Inc. (a)	48,900	1,230,813
Services - 0.4%	Google, Inc. Class A (a)	3,840	1,819,200
	Yahoo! Inc. (a)	6,800	135,252
			3,185,265
Leisure Equipment &	Eastman Kodak Co.	35,600	521,184
Products - 0.2%	Mattel, Inc.	50,700	1,016,535
			1,537,719
Life Sciences Tools &	Thermo Fisher Scientific, Inc. (a)	8,600	520,472
Services - 0.1%
Machinery - 0.4%	Caterpillar, Inc.	23,600	1,640,672
	Cummins, Inc.	19,800	1,313,532
	Deere & Co.	9,300	652,488
			3,606,692
Media - 0.2%	CBS Corp. Class B	47,700	780,372
	The DIRECTV Group, Inc. (a)	25,000	675,500
			1,455,872
Metals & Mining - 0.3%	Alcoa, Inc.	16,900	570,375
	Allegheny Technologies, Inc.	12,300	581,667
	Freeport-McMoRan Copper & Gold, Inc. Class B	14,500	1,402,875
			2,554,917

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Multi-Utilities - 0.6%	Ameren Corp.	4,800	$197,232
	Consolidated Edison, Inc.	23,100	917,070
	Dominion Resources, Inc.	7,200	318,096
	Public Service Enterprise Group, Inc.	43,700	1,826,660
	Xcel Energy, Inc.	91,100	1,827,466
			5,086,524
Oil, Gas & Consumable	Anadarko Petroleum Corp.	16,600	961,306
Fuels - 2.6%	Apache Corp.	6,100	684,237
	Chevron Corp.	54,900	4,642,344
	ConocoPhillips	29,500	2,407,790
	Devon Energy Corp.	5,900	559,851
	EOG Resources, Inc.	2,500	251,325
	Exxon Mobil Corp.	91,300	7,343,259
	Hess Corp.	15,100	1,531,140
	Spectra Energy Corp.	66,800	1,814,956
	Valero Energy Corp.	11,200	374,192
	XTO Energy, Inc.	35,800	1,690,834
			22,261,234
Paper & Forest	International Paper Co.	37,000	1,025,640
Products - 0.2%	MeadWestvaco Corp.	13,300	356,573
	Weyerhaeuser Co.	14,400	769,824
			2,152,037
Pharmaceuticals - 1.8%	Abbott Laboratories	16,900	952,146
	Bristol-Myers Squibb Co.	79,400	1,676,928
	Eli Lilly & Co.	34,200	1,611,162
	Johnson & Johnson	63,400	4,340,998
	Merck & Co., Inc.	67,600	2,224,040
	Pfizer, Inc. (b)	204,000	3,808,680
	Schering-Plough Corp.	42,900	904,332
	Wyeth	8,000	324,160
			15,842,446
Real Estate Investment	Equity Residential	5,200	224,484
Trusts (REITs) - 0.4%	Plum Creek Timber Co., Inc.	34,600	1,685,712
	Vornado Realty Trust	14,100	1,340,487
			3,250,683
Semiconductors &	Applied Materials, Inc.	17,400	301,368
Semiconductor	Intel Corp.	110,300	2,447,557
Equipment - 0.7%	Linear Technology Corp.	29,200	906,660
	Microchip Technology, Inc.	31,300	999,409
	National Semiconductor Corp.	31,500	659,925
	Nvidia Corp. (a)	61,350	701,844
	Texas Instruments, Inc.	17,100	416,898
			6,433,661
Software - 0.8%	Autodesk, Inc. (a)	37,100	1,183,119
	Electronic Arts, Inc. (a)	10,000	431,800
	Microsoft Corp.	151,400	3,894,008
	Oracle Corp. (a)	69,300	1,492,029
			7,000,956

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Specialty Retail - 0.3%	Home Depot, Inc.	44,500	$1,060,435
	Staples, Inc.	83,800	1,885,500
			2,945,935
Textiles, Apparel &	VF Corp.	24,100	1,725,078
Luxury Goods - 0.2%
Thrifts & Mortgage	Fannie Mae	19,700	226,550
Finance - 0.0%	Freddie Mac	12,100	98,857
	Washington Mutual, Inc.	600	3,198
			328,605
Tobacco - 0.5%	Philip Morris International, Inc.	11,200	578,480
	Reynolds American, Inc.	32,500	1,814,475
	UST, Inc.	33,300	1,751,913
			4,144,868
Wireless	Sprint Nextel Corp.	84,700	689,458
Telecommunication
Services - 0.1%
	Total Common Stocks - 23.3%		199,533,742
	Exchange-Traded Fund
	UltraShort Real Estate ProShares	133,750	12,371,875
	Total Exchange-Traded Fund - 1.4%		12,371,875
	Preferred Securities
		Par
	Capital Trusts	(000)
Capital Markets - 2.6%	State Street Capital Trust III, 8.25% (c)(d)	$3,100	3,123,994
	State Street Capital Trust IV, 3.776%, 6/01/67 (d)	25,245	18,802,299
			21,926,293
Commercial Banks - 6.1%	Abbey National Capital Trust I, 8.963% (c)(d)	2,375	2,581,706
	BB&T Capital Trust IV, 6.82%, 6/12/77 (d)	15,300	11,676,654
	Barclays Bank Plc, 5.926% (c)(d)(e)	3,500	2,766,491
	HSBC Capital Funding LP/Jersey Channel Islands, 10.176% (c)(d)(e)	7,000	8,309,714
	Huntington Capital III, 6.65%, 5/15/37 (d)	3,250	1,728,480
	Regions Financing Trust II, 6.625%, 5/15/47 (d)	4,445	2,452,293
	SMFG Preferred Capital USD 3 Ltd., 9.50% (c)(d)(e)	3,850	3,842,303
	Wachovia Corp. Series K, 7.98% (c)(d)	14,600	11,219,370
	Wells Fargo Capital XIII Series GMTN, 7.70% (c)(d)	8,600	8,148,319
			52,725,330
Diversified Financial	Bank of America Corp. Series M, 8.125% (c)(d)	11,900	11,069,499
Services - 4.3%	Citigroup, Inc., 8.40% (c)(d)	18,250	15,626,380
	JPMorgan Chase Capital XXIII, 3.804%, 5/15/77 (d)	13,800	10,520,982
			37,216,861
Insurance - 4.7%	AON Corp., 8.205%, 1/01/27	18,273	16,440,127
	Ace Capital Trust II, 9.70%, 4/01/30	17,000	18,027,412
	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (d)(e)	10,000	5,545,200
			40,012,739
Thrifts & Mortgage	Webster Capital Trust IV, 7.65%, 6/15/37 (d)	3,225	2,112,678
Finance - 0.3%
	Total Capital Trusts - 18.0%		153,993,901

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
Commercial Banks - 6.1%	HSBC USA, Inc. Series H, 6.50%	977,766	$19,447,766
	KeyCorp Capital IX, 6.75%	9,082,500	5,232,845
	Royal Bank of Scotland Group Plc Series L, 5.75%	92,200	1,477,966
	Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	262,500
	Royal Bank of Scotland Group Plc Series S, 6.60%	10,000	177,600
	Santander Finance Preferred SA Unipersonal, 6.50%	322,000	6,178,375
	Santander Finance Preferred SA Unipersonal, 6.80%	628,000	13,227,250
	Wachovia Corp. Series J, 8%	328,200	6,294,876
			52,299,178
Diversified Financial	Bank of America Corp. Series H, 8.20%	125,000	3,031,250
Services - 3.0%	Citigroup, Inc. Series AA, 8.125%	390,000	8,014,500
	Citigroup, Inc. Series T, 6.50% (f)	90,000	3,981,600
	Cobank ACB, 7% (e)	150,000	7,022,700
	ING Groep NV, 6.125%	200,000	3,654,000
	ING Groep NV, 7.05%	5,800	121,046
			25,825,096
Electric Utilities - 3.2%	Alabama Power Co., 6.50%	100,000	2,450,000
	Entergy Louisiana LLC, 6.95%	40,000	4,162,680
	Interstate Power & Light Co. Series B, 8.375%	785,000	20,881,000
			27,493,680
Insurance - 6.7%	Aegon NV, 6.50%	400,000	6,824,000
	Arch Capital Group Ltd. Series A, 8%	100,000	2,300,000
	Arch Capital Group Ltd. Series B, 7.875%	160,000	3,640,000
	Aspen Insurance Holdings Ltd., 7.401% (d)	655,000	11,626,250
	Axis Capital Holdings Ltd. Series B, 7.50% (d)	180,000	14,484,384
	Endurance Specialty Holdings Ltd. Series A, 7.75%	369,000	7,564,500
	PartnerRe Ltd. Series C, 6.75%	265,600	5,402,304
	RenaissanceRe Holding Ltd. Series D, 6.60%	285,000	5,415,000
			57,256,438
Real Estate Investment	BRE Properties, Inc. Series D, 6.75%	30,000	589,500
Trusts (REITs) - 1.7%	iStar Financial, Inc. Series I, 7.50%	55,000	627,000
	Public Storage Series F, 6.45%	30,000	575,400
	Public Storage Series M, 6.625%	55,000	1,095,050
	Sovereign Real Estate Investment Corp., 12% (e)	10,000	9,100,000
	Weingarten Realty Investors Series F, 6.50%	140,000	2,744,000
			14,730,950
Thrifts & Mortgage	Fannie Mae Series R, 7.625%	65,000	1,110,850
Finance - 0.8%	Freddie Mac Series Q, 3.85% (d)	235,000	6,227,500
			7,338,350
Wireless	Centaur Funding Corp., 9.08% (e)	10,000	9,943,750
Telecommunication
Services - 1.2%
	Total Preferred Stocks - 22.7%		194,887,442
		Par
	Trust Preferred	(000)
Capital Markets - 0.4%	Credit Suisse Guernsey Ltd., 7.90% (c)	$250	244,098
	Deutsche Bank Contingent Capital Trust V, 8.05% (c)	3,375	3,317,625
			3,561,723

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Trust Preferred	(000)	Value
Commercial Banks -	Citizens Funding Trust I, 7.50%, 9/15/66	$5,250	$2,492,851
0.3%
Diversified Financial	ING Groep NV, 7.20% (c)	5,325	4,494,319
Services - 0.6%	ING Groep NV, 7.375% (c)	1,000	854,193
			5,348,512
Diversified	AT&T Inc., 6.375%, 2/15/56	750	748,672
Telecommunication
Services - 0.1%
Electric Utilities - 0.9%	PPL Energy Supply LLC, 7%, 7/15/46	7,200	7,250,087
Insurance - 0.4%	W.R. Berkley Capital Trust II, 6.75%, 7/26/45	4,268	3,550,422
Media - 1.9%	Comcast Corp., 6.625%, 5/15/56	19,500	16,454,489
Oil, Gas & Consumable	Nexen, Inc., 7.35%, 11/01/43	3,000	2,809,215
Fuels - 0.3%
Thrifts & Mortgage	Countrywide Capital V, 7%, 11/01/66	1,250	804,523
Finance - 1.4%	Countrywide Financial Corp., 6.75%, 4/01/33	18,125	11,500,263
			12,304,786
	Total Trust Preferred - 6.3%		54,520,757
	Total Preferred Securities - 47.0%		403,402,100
	Corporate Bonds
Building Products -	C8 Capital SPV Ltd., 6.64% (c)(d)(e)	3,160	2,885,586
0.3%
Capital Markets - 1.0%	Credit Suisse Guernsey Ltd., 5.86% (c)(d)	7,000	5,692,113
	Lehman Brothers Holdings, Inc., 4.476%, 9/15/22 (d)	1,075	989,841
	Lehman Brothers Holdings, Inc., 6.875%, 7/17/37	1,875	1,553,844
			8,235,798
Commercial Banks -	BNP Paribas, 7.195% (c)(d)(e)	20,100	17,278,965
18.2%	Bank of Ireland Capital Funding II, LP, 5.571% (c)(d)(e)	6,685	4,478,068
	Bank of Ireland Capital Funding III, LP, 6.107% (c)(d)(e)	30,000	21,086,910
	Barclays Bank Plc, 6.86% (c)(d)(e)	11,500	9,731,656
	Commonwealth Bank of Australia, 6.024% (c)(d)(e)	20,000	16,984,940
	Credit Agricole SA, 6.637% (c)(d)(e)	27,495	21,707,248
	HBOS Plc, 6.657% (c)(d)(e)	10,000	6,344,580
	Kazkommerts Finance 2 BV, 9.20% (c)(d)	1,000	662,700
	Lloyds TSB Group Plc, 6.267% (c)(d)(e)	12,500	9,836,125
	Mizuho Capital Investment 1 Ltd., 6.686% (c)(d)(e)	21,000	17,680,761
	Royal Bank of Scotland Group Plc, 7.648% (c)(d)	3,130	2,810,696
	Royal Bank of Scotland Group Plc Series MTN, 7.64%, 3/31/49 (c)(d)	6,100	5,095,452
	SMFG Preferred Capital USD 1 Ltd., 6.078% (c)(d)(e)	10,000	8,154,200
	Shinsei Finance II (Cayman) Ltd., 7.16% (c)(d)(e)	1,005	639,746
	Societe Generale, 5.922% (c)(d)(e)	11,850	9,886,751
	Standard Chartered Bank, 7.014% (c)(d)(e)	5,125	4,305,871
			156,684,669
Diversified Financial	Bank of America Corp. Series K, 8% (c)(d)	20,605	19,008,112
Services - 5.4%	C10 Capital SPV Ltd., 6.722% (c)(d)(e)	5,000	4,551,350
	ING Groep NV, 5.775% (c)(d)	10,000	8,302,530
	JPMorgan Chase Capital XXI Series U, 3.741% (d)	12,875	9,275,613

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	$5,650	$4,773,922
	Stan IV Ltd., 4.821%, 7/20/11 (d)(g)	283	268,850
			46,180,377
Electric Utilities - 0.4%	PPL Capital Funding, 6.70%, 3/30/67 (d)	3,900	3,319,817
Gas Utilities - 0.5%	Southern Union Co., 7.20%, 11/01/66 (d)	5,000	4,061,690
Insurance - 21.0%	AXA SA, 6.463% (c)(d)(e)	12,000	9,642,240
	The Allstate Corp., 6.50%, 5/15/57 (d)	8,675	7,470,129
	The Allstate Corp. Series B, 6.125%, 5/15/67 (d)	8,725	7,842,641
	American International Group, Inc., 8.175%, 5/15/58 (d)(e)	13,400	12,005,315
	American International Group, Inc., 6.25%, 3/15/87	10,225	7,762,104
	Chubb Corp., 6.375%, 3/29/67 (d)	15,300	13,957,425
	Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (d)	12,025	8,196,072
	Liberty Mutual Group, Inc., 7%, 3/15/37 (d)(e)	11,600	9,427,192
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (d)(e)	6,200	5,704,000
	Lincoln National Corp., 7%, 5/17/66 (d)	3,750	3,291,941
	Lincoln National Corp., 6.05%, 4/20/67 (d)	4,225	3,399,279
	MetLife, Inc., 6.40%, 12/15/66	4,550	3,868,647
	Nationwide Life Global Funding I, 6.75%, 5/15/67	8,025	5,797,830
	Progressive Corp., 6.70%, 6/15/37 (d)	19,675	16,702,304
	QBE Capital Funding II LP, 6.797% (c)(d)(e)	7,105	5,850,847
	Reinsurance Group of America, 6.75%, 12/15/65 (d)	15,000	11,533,650
	Swiss Re Capital I LP, 6.854% (c)(d)(e)	27,475	23,554,675
	The Travelers Cos., Inc., 6.25%, 3/15/67 (d)	9,000	7,594,290
	White Mountains Re Group Ltd., 7.506% (c)(d)(e)	4,400	3,339,068
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (d)(e)	2,050	1,878,886
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (d)(e)	13,220	11,328,786
			180,147,321
Metals & Mining - 0.4%	Aleris International, Inc., 10%, 12/15/16	5,000	3,450,000
Multi-Utilities - 0.2%	Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (d)	1,575	1,368,281
Oil, Gas & Consumable	Conoco Funding Co., 6.35%, 10/15/11	4,800	5,083,051
Fuels - 2.1%	Enterprise Products Operating LP, 8.375%, 8/01/66 (d)	4,500	4,396,572
	Plains All American Pipeline LP, 6.50%, 5/01/18 (e)	2,515	2,486,110
	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (d)	7,325	6,190,013
			18,155,746
Paper & Forest	International Paper Co., 8.70%, 6/15/38	3,100	3,112,360
Products - 0.4%
Thrifts & Mortgage	Washington Mutual Preferred Funding Delaware, 6.534% (c)(d)(e)	1,600	480,480
Finance - 0.0%
	Total Corporate Bonds - 49.9%		428,082,125
	Total Long-Term Investments (Cost - $1,258,857,716) - 121.6%		1,043,389,842
	Short-Term Securities	Shares
	SSgA Money Market Fund, 2.26%, 12/31/30	288,720,000	288,720,000
	Total Short-Term Securities (Cost - $288,720,000) - 33.7%		288,720,000
	Options Purchased	Contracts
Call Options	Abbott Laboratories, expiring August 2008 at $52.5	30	12,300
	Anadarko Petroleum Corp., expiring August 2008 at $60	60	11,550
	Bank of America Corp., expiring August 2008 at $45	150	225

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value
	Caterpillar, Inc., expiring August 2008 at $85	80	$120
	Cisco Systems, Inc., expiring August 2008 at $26	80	320
	The Coca-Cola Co., expiring August 2008 at $62.5	90	450
	ConocoPhillips, expiring August 2008 at $85	80	7,640
	Corning, Inc., expiring August 2008 at $25	70	350
	Cummins, Inc., expiring August 2008 at $75	50	2,500
	Exxon Mobil Corp., expiring August 2008 at $95	60	120
	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
	August 2008 at $95	40	22,900
	Gilead Sciences, Inc., expiring August 2008 at $55	50	4,500
	Hewlett-Packard Co., expiring August 2008 at $45	90	6,750
	JPMorgan Chase & Co., expiring August 2008 at $42.5	150	13,275
	National Oilwell Varco, Inc., expiring August 2008 at $60	70	131,950
	Oracle Corp., expiring August 2008 at $24	120	600
	Reynolds American, Inc., expiring August 2008 at $60	70	875
	Schlumberger Ltd., expiring August 2008 at $90	30	35,700
	Staples, Inc., expiring August 2008 at $25	70	700
	XTO Energy, Inc., expiring August 2008 at $70	120	360
	Total Options Purchased (Cost - $468,733) - 0.0%		253,185
	Total Investments Before Options Written
	(Cost - $1,548,046,449*) - 155.3%		1,332,363,027
	Options Written
Call Options	Abbott Laboratories, expiring August 2008 at $55	60	(12,000)
	Freeport-McMoRan Copper & Gold, Inc. Class B,
	expiring August 2008 at $110	80	(8,400)
	JPMorgan Chase & Co., expiring August 2008 at $45	300	(7,800)
	National Oilwell Varco, Inc., expiring August 2008 at $70	140	(132,300)
	S&P 500 Listed Option, expiring August 2008 at $126	270	(707,400)
	S&P 500 Listed Option, expiring September 2008 at $132	720	(1,191,600)
	Schlumberger Ltd., expiring August 2008 at $100	60	(24,600)
	Total Options Written
	(Premiums Received - $2,092,078) - (0.3)%		(2,084,100)
	Total Investments, Net of Options Written
	(Cost - $1,545,954,371) - 155.0%		1,330,278,927
	Liabilities in Excess of Other Assets - (28.1)%		(241,029,206)
	Preferred Shares, at Redemption Value - (26.9)%		(231,121,283)
	Net Assets Applicable to Common Shares - 100.0%		$858,128,438

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,548,265,726
Gross unrealized appreciation	$7,713,963
Gross unrealized depreciation	(223,616,662)
Net unrealized depreciation	$(215,902,699)

(a) Non-income producing security.

(b) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

Schedule of Investments July 31, 2008 (Unaudited)
BlackRock Preferred and Equity Advantage Trust

(c) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(d) Variable rate security. Rate shown is as of report date.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(f) Convertible security.

(g) Security is fair valued.

•     For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•     Financial futures contracts purchased as of July 31, 2008 were as follows:

		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Appreciation
370	S & P EMINI	September 2008	$23,178,656	$262,727
1,363	10-Year U.S. Treasury Bond	September 2008	$154,295,051	2,215,683
Total				$2,478,410

• Financial futures contracts sold as of July 31, 2008 were as follows:
		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Depreciation
1,950	5-Year U.S. Treasury Bond	September 2008	$214,224,559	$(2,880,520)
2,856	30-Year U.S. Treasury Bond	September 2008	$325,065,029	(4,802,971)
Total				$(7,683,491)

• Swaps outstanding as of July 31, 2008 were as follows:
			Notional
			Amount	Unrealized
			(000)	Depreciation
Bought credit default protection on American Express
Company and pay 2.11%
Broker, Deutsche Bank AG London
Expires March 2013			6,000	$(9,498)

Bought credit default protection on Lehman Brothers
Holdings, Inc. and pay 4.95%
Broker, Deutsche Bank AG London
Expires March 2013			3,000	(158,274)

Bought credit default protection on Dow Jones CDX
North America Investment Grade High Volatilit Index
10. V1 and pay 3.50%
Broker, Lehman Brothers Special Financing
Expires June 2013			6,033	(276)

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2008 (Unaudited)
	Notional
	Amount	Unrealized
	(000)	Depreciation
Bought credit default protection on Kimco Realty Corp.
and pay 2.40%
Broker, Goldman Sachs & Co.
Expires March 2018	$5,000	$(77,655)

Bought credit default protection on Mack-Cali Realty,
L.P. and pay 3.10%
Broker, Goldman Sachs & Co.
Expires March 2018	$3,000	(140,160)

Bought credit default protection on ERP Operating
Limited Partnership and pay 2.35%
Broker, Goldman Sachs & Co.
Expires March 2018	$5,000	(131,610)
Total		$(517,473)

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibit

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Equity Advantage Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred and Equity Advantage Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Equity Advantage Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Equity Advantage Trust

Date: September 19, 2008